Consolidated Supplementary Insurance Information (Income Statement Items) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	$ 49,013	$ 47,125	$ 46,531
Net Investment Income (1)	21,153	22,232	21,984
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	46,045	46,286	45,716
Amortization of DAC and VOBA Charged to Other Expenses	4,132	3,550	4,199
Other Operating Expenses (2)	14,335	14,311	14,925
Retail
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	12,731	11,783	11,411
Net Investment Income (1)	7,430	7,325	7,314
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	11,329	11,460	11,247
Amortization of DAC and VOBA Charged to Other Expenses	1,610	850	1,603
Other Operating Expenses (2)	5,006	5,023	4,939
Group, Voluntary & Worksite Benefits
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	16,695	15,938	15,456
Net Investment Income (1)	1,694	1,661	1,623
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	15,053	14,381	13,858
Amortization of DAC and VOBA Charged to Other Expenses	149	140	133
Other Operating Expenses (2)	2,429	2,240	2,227
Corporate Benefit Funding
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	2,996	3,106	3,462
Net Investment Income (1)	5,698	5,711	5,682
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	6,357	6,604	7,105
Amortization of DAC and VOBA Charged to Other Expenses	19	23	22
Other Operating Expenses (2)	488	482	446
Latin America
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	4,281	3,866	3,438
Net Investment Income (1)	1,268	1,224	1,260
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	3,482	2,826	3,014
Amortization of DAC and VOBA Charged to Other Expenses	334	311	228
Other Operating Expenses (2)	1,346	1,264	1,052
Asia
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	9,270	9,525	9,835
Net Investment Income (1)	3,279	4,363	3,445
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	7,748	9,200	8,246
Amortization of DAC and VOBA Charged to Other Expenses	1,394	1,527	1,567
Other Operating Expenses (2)	1,724	1,830	1,936
EMEA
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	2,832	2,698	2,718
Net Investment Income (1)	1,238	1,091	1,295
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	1,978	1,743	2,088
Amortization of DAC and VOBA Charged to Other Expenses	626	699	644
Other Operating Expenses (2)	1,176	1,037	1,062
Corporate & Other
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	208	209	211
Net Investment Income (1)	546	857	1,365
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	98	72	158
Amortization of DAC and VOBA Charged to Other Expenses	0	0	2
Other Operating Expenses (2)	$ 2,166	$ 2,435	$ 3,263